Note 15 - Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	6 Months Ended
	May 06, 2025	Jun. 30, 2026	Jun. 30, 2025
Net income from continuing operations		$ 165,801	$ 218,046
Net loss from discontinued operations	$ (27,547)	0	(27,547)
Net income:		165,801	190,499
Less: Net income attributable to non-controlling interest in subsidiaries, continuing operations		(2,752)	(1,890)
Add: Net loss attributable to non-controlling interest in subsidiaries, discontinued operations		0	213
Net income attributable to Costamare Inc.		163,049	188,822
Less: paid and accrued earnings allocated to Preferred Stock		(10,402)	(10,402)
Net income available to common stockholders		$ 152,647	$ 178,420
Weighted average number of common shares, basic and diluted (in shares)		120,666,982	120,039,623
Earnings per common share, basic and diluted, continuing operations (in dollars per share)		$ 1.27	$ 1.71
Losses per common share, basic and diluted, discontinued operations (in dollars per share)		0	(0.23)
Earnings per common share, basic and diluted (in dollars per share)		$ 1.27	$ 1.49